EXPENSES BY NATURE - Depreciation and amortization (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and Amortization [Line Items]
Depreciation and amortisation expense	€ (5,297)	€ (4,457)	€ (3,935)
Right of use assets	(1,774)	(1,453)	0
Buildings
Depreciation and Amortization [Line Items]
Right of use assets	(1,471)	(1,125)	0
Cars
Depreciation and Amortization [Line Items]
Right of use assets	(303)	(328)	0
Property, plant and equipment
Depreciation and Amortization [Line Items]
Depreciation and amortisation expense	(1,789)	(1,573)	(1,090)
Intangible fixed assets
Depreciation and Amortization [Line Items]
Depreciation and amortisation expense	€ (3,508)	€ (2,884)	€ (2,845)